Inventory, Net - Schedule of Inventory, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventory [Line Items]
Net Inventory	$ 17,307	$ 11,183
Product | Pellets
Inventory [Line Items]
Inventory, gross	7,200	6,213
Obsolete and expired allowance	(1,272)	(1,298)
Net Inventory	5,928	4,915
Product | Dietary Supplements
Inventory [Line Items]
Inventory, gross	11,394	6,283
Obsolete and expired allowance	(15)	(15)
Net Inventory	$ 11,379	$ 6,268